TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	R$ 5,414,075	R$ 3,737,270
Accumulated impairment losses
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	(107,772)	(137,146)
Current | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	4,646,175	3,466,000
Past due: Up to 30 days | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	494,866	259,756
Past due: From 31 to 60 days | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	139,415	48,905
Past due: From 61 to 90 days | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	32,245	9,355
Past-due: From 91 to 180 days | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	169,959	13,636
Past-due: From 181 to 360 days | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	8,220	15,899
Past due: Above 360 days | Gross cost
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net, Book Value	R$ 30,967	R$ 60,865